UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07484

Nuveen Massachusetts Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 November 2018

Nuveen Municipal Closed-End Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, (i) by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on "Communication Preferences." Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage	7

Common Share Information	8

Risk Considerations	10

Performance Overview and Holding Summaries	11

Shareholder Meeting Report	13

Portfolios of Investments	14

Statement of Assets and Liabilities	27

Statement of Operations	28

Statement of Changes in Net Assets	29

Statement of Cash Flows	30

Financial Highlights	32

Notes to Financial Statements	35

Additional Fund Information	47

Glossary of Terms Used in this Report	48

Reinvest Automatically, Easily and Conveniently	50

Chairman’s Letter to Shareholders

Dear Shareholders,
The global economy seemed to reach a turning point in 2018. Growth was peaking in the U.S. and slowing everywhere else. Deregulation and tax law changes, which lowered corporate and individual tax rates and encouraged companies to repatriate overseas profits, helped boost U.S. economic growth and amplify corporate earnings during 2018. Meanwhile, a weakening housing market and a flattening yield curve in the U.S. and disappointing economic growth across Europe, China and Japan signaled caution. With future corporate profits looking less certain, rising interest rates, a stronger U.S. dollar, trade wars and unpredictable politics, bearish sentiment took hold, pressuring stocks, corporate bonds and commodities alike.
Although downside risks have been rising, the likelihood of a near-term recession remains low. Global growth is indeed slowing, but it’s still positive. The U.S. economy remains strong, even in the face of late-cycle pressures. Low unemployment and firming wages should continue to support consumer spending, and the November mid-term elections resulted in change, but no major surprises. In China, the government remains committed to using fiscal stimulus to offset softening exports. Europe also remains vulnerable to trade policy as well as Brexit uncertainty, but underlying strengths in European economies, including low unemployment that drives domestic demand, remain supportive of a mild expansion. In a slower growth environment, there are opportunities for investors who seek them more selectively.
We expect volatility and challenging conditions to persist in 2019 but also think there is potential for upside. You can prepare your investment portfolio by working with your financial advisor to review your goals, timeline and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
January 22, 2019

Portfolio Manager’s Comments

Nuveen Connecticut Quality Municipal Income Fund (NTC)
Nuveen Massachusetts Quality Municipal Income Fund (NMT)
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. Portfolio manager Michael S. Hamilton discusses key investment strategies and the six-month performance of the Nuveen Connecticut and Massachusetts Funds. Michael assumed portfolio management responsibility for these Funds in 2011.
What key strategies were used to manage these Funds during the six-month reporting period ended November 30, 2018?
In the six-month reporting period, municipal bond prices fell as yields rose across the yield curve. Rates rose unevenly, however, with larger increases among shorter and longer maturities than in the middle-range maturities. Despite some pockets of high yield outflows, supply and demand conditions remained favorable and credit fundamentals continued to be relatively robust. During this time, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that we believed had the potential to perform well over the long term.
Our trading activity continued to focus on pursuing the Funds’ investment objectives. We sought bonds in areas of the market that we expected to perform well as the economy improved. The Funds’ positioning emphasized longer maturities, lower rated credits and/or sectors offering higher yields. Most of our portfolio activity involved selling depreciated bonds that were bought when interest rates were lower and reinvesting the proceeds into similar bonds offering higher yield levels to capitalize on the tax loss (which can be used to offset future taxable gains) and boost the Funds’ income distribution capabilities. In the rising interest rate environment of this reporting period, we found more opportunities to buy attractive higher yielding bonds for this bond exchanging strategy.
As of November 30, 2018, the Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Manager’s Comments (continued)
How did the Funds perform during the six-month reporting period ended November 30, 2018?
The tables in each Fund's Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year, five-year and ten-year periods ended November 30, 2018. Each Fund's total returns at common share net asset value (NAV) are compared with the performance of a corresponding market index.
For the six months ended November 30, 2018, the total returns at common share NAV for NTC and NMT underperformed the returns for the national S&P Municipal Bond Index and their respective state’s S&P Municipal Bond Index.
The Funds’ performance was affected by duration and yield curve positioning, credit ratings allocations and sector allocations. In addition, the use of regulatory leverage was a factor affecting performance of the Funds. Leverage is discussed in more detail later in the Fund Leverage section of this report.
For both Funds, duration and yield curve positioning was a detractor from relative performance. As the municipal bond yield curve steepened, shorter duration bonds outperformed, which was disadvantageous for the Funds’ overweight allocations to long duration credits and underweight allocations to short duration credits.
The performance impact of credit ratings allocations differed between the two states. For the Connecticut Fund, an underweight to AAA rated paper was beneficial because the highest grade segment underperformed the market. Additionally, NTC’s overweight allocations to the AA and single A ratings categories also contributed positively. In Massachusetts, however, higher grade bonds outperformed the market, which hurt the Fund’s underweights in AAA and AA rated bonds. NMT’s overweight to single-A rated bonds also dampened relative performance.
Sector performance was also mixed. NTC’s sector positioning detracted from relative performance primarily due to the Fund’s underweight in state-issued general obligation (GO) bonds. In the Connecticut Fund, we have maintained a longstanding tilt toward revenue sectors over state-issued GO bonds partly because of our concerns about the state’s credit condition. Relative to the national benchmark, NTC holds an overweight to state-issued paper. But compared to the state-specific index, where Connecticut state issues represent roughly 40% of the index, the Fund is meaningfully underweight in state GOs. In this reporting period, state legislative actions and the election of a new governor in November 2018 helped credit spreads on state GOs tighten, and the bonds outperformed. The Fund’s underweight to state GOs was detrimental to performance, as were the overweight allocations to the hospitals and water and sewer sectors. Modestly benefiting performance, however, was NTC’s overweight to local GOs, a segment which performed even better than state GOs. Sector positioning in the Massachusetts Fund contributed positively to performance, where the underweight to the tax-supported sector and overweight to the health care and water and sewer sectors were the most beneficial. Although the health care and water and sewer sectors’ overall performance were somewhat lackluster, NMT’s holdings in these two sectors with short call structures were outperformers.

Fund Leverage
IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments in recent years have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value, which will make the shares’ net asset value more volatile, and total return performance more variable, over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Over the last few quarters, short-term interest rates have indeed increased from their extended lows after the 2007-09 financial crisis. This increase has reduced common share net income, and also reduced potential for long-term total returns. Nevertheless, the ability to effectively borrow at current short-term rates is still resulting in enhanced common share income, and management believes that the advantages of continuation of leverage outweigh the associated increase in risk and volatility described above.
Leverage from issuance of preferred shares had a positive impact on the performance of the Funds over the reporting period. The use of leverage through inverse floating rate securities had a negligible impact on the performance of the Funds over the reporting period.
As of November 30, 2018, the Funds’ percentages of leverage are as shown in the accompanying table.

	NTC	NMT
Effective Leverage*	39.15%	38.65%
Regulatory Leverage*	36.86%	36.43%

*  Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE
As of November 30, 2018, the Funds have issued and outstanding preferred shares as shown in the accompanying table.

	Variable Rate	Variable Rate
	Preferred*	Remarketed Preferred**
	Shares Issued at	Shares Issued at
	Liquidation Preference	Liquidation Preference
NTC	$112,000,000	$ —
NMT	$ 74,000,000	$ —

*  Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, VMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details.

** Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details.

Refer to Notes to Financial Statements, Note 4 — Fund Shares, Preferred Shares and Note 10 — Subsequent Events for further details on preferred shares and each Fund’s respective transactions.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds’ distributions is current as of November 30, 2018. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.
During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common
	Share Amounts
Monthly Distributions (Ex-Dividend Date)	NTC	NMT
June 2018	$0.0410	$0.0445
July	0.0410	0.0445
August	0.0410	0.0445
September	0.0410	0.0410
October	0.0410	0.0410
November 2018	0.0410	0.0410
Total Distributions from Net Investment Income	$0.2460	$0.2565

Yields
Market Yield*	4.38%	4.05%
Taxable-Equivalent Yield*	6.26%	5.71%

*  Market Yield for a Fund is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the current reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on an assumed combined federal and state income tax rate of 30.0% and 29.1% for NTC and NMT, respectively. Your actual combined federal and state income tax rate may differ from the assumed rate. Taxable-Equivalent Yield also assumes that 100% of the income generated and paid by the Fund is exempt from both federal and state income tax; a Fund’s Taxable-Equivalent Yield will be lower to the extent the Fund invests in municipal securities paying income that is not exempt from state and/or federal income tax (e.g., certain out-of-state bonds). If the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

COMMON SHARE REPURCHASES
During August 2018, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.
As of November 30, 2018, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NTC	NMT
Common shares cumulatively repurchased and retired	316,999	25,900
Common shares authorized for repurchase	1,455,000	935,000

During the current reporting period, the Funds repurchased and retired their common shares at a weighted average price per share and a weighted average discount per share as shown in the accompanying table.

	NTC	NMT
Common shares repurchased and retired	56,199	25,900
Weighted average price per common share repurchased and retired	$11.20	$11.67
Weighted average discount per common share repurchased and retired	15.69%	15.19%

OTHER COMMON SHARE INFORMATION
As of November 30, 2018, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NTC	NMT
Common share NAV	$13.35	$13.85
Common share price	$11.23	$12.15
Premium/(Discount) to NAV	(15.88)%	(12.27)%
6-month average premium/(discount) to NAV	(14.64)%	(13.32)%

Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Connecticut Quality Municipal Income Fund (NTC)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NTC.
Nuveen Massachusetts Quality Municipal Income Fund (NMT)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMT.

NTC	Nuveen Connecticut Quality Municipal
Income Fund
Performance Overview and Holding Summaries as of
November 30, 2018

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of November 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NTC at Common Share NAV	(0.40)%	(0.12)%	4.16%	5.71%
NTC at Common Share Price	(2.36)%	(1.87)%	4.40%	6.08%
S&P Municipal Bond Connecticut Index	0.82%	1.49%	2.54%	4.17%
S&P Municipal Bond Index	0.36%	1.16%	3.59%	5.07%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	159.7%
Other Assets Less Liabilities	2.0%
Net Assets Plus Floating Rate Obligations
and VMTP Shares, net of deferred
offering costs	161.7%
Floating Rate Obligations	(3.3)%
VMTP Shares, net of deferred
offering costs	(58.4)%
Net Assets	100%

Portfolio Composition
(% of total investments)
Tax Obligation/General	26.3%
Health Care	21.7%
Tax Obligation/Limited	13.4%
Water and Sewer	13.2%
Education and Civic Organizations	11.2%
U.S. Guaranteed	10.8%
Other	3.4%
Total	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	10.6%
AAA	1.1%
AA	36.9%
A	44.0%
BBB	6.4%
N/R (not rated)	1.0%
Total	100%

NMT	Nuveen Massachusetts Quality Municipal
Income Fund
Performance Overview and Holding Summaries as of
November 30, 2018

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of November 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMT at Common Share NAV	(1.22)%	(1.01)%	4.80%	6.68%
NMT at Common Share Price	(1.83)%	(12.77)%	4.99%	7.41%
S&P Municipal Bond Massachusetts Index	0.21%	0.68%	3.16%	4.57%
S&P Municipal Bond Index	0.36%	1.16%	3.59%	5.07%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	154.9%
Other Assets Less Liabilities	2.2%
Net Assets Plus VRDP Shares,
net of deferred offering costs	157.1%
VRDP Shares, net of deferred
offering costs	(57.1)%
Net Assets	100%

Portfolio Composition
(% of total investments)
Education and Civic Organizations	28.4%
Health Care	20.1%
U.S. Guaranteed	13.5%
Tax Obligation/Limited	11.8%
Tax Obligation/General	9.4%
Transportation	7.2%
Water and Sewer	5.3%
Other	4.3%
Total	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	13.0%
AAA	5.0%
AA	46.9%
A	23.4%
BBB	9.4%
N/R (not rated)	2.3%
Total	100%

Shareholder Meeting Report
The annual meeting of shareholders was held in the offices of Nuveen on November 13, 2018 for NMT; at this meeting the shareholders were asked to elect Board Members.

		NMT
	Common and
	Preferred
	shares voting
	together		Preferred
	as a class		Shares
Approval of the Board Members was reached as follows:
Margo L. Cook
For	8,388,662		—
Withhold	576,216		—
Total	8,964,878		—
Jack B. Evans
For	8,374,608		—
Withhold	590,270		—
Total	8,964,878		—
Albin F. Moschner
For	8,379,723		—
Withhold	585,155		—
Total	8,964,878		—
William C. Hunter
For	—		740
Withhold	—		—
Total	—		740
William J. Schneider
For	—		740
Withhold	—		—
Total	—		740

NTC	Nuveen Connecticut Quality Municipal
Income Fund
Portfolio of Investments
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 159.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 159.7% (100.0% of Total Investments)
	Education and Civic Organizations – 17.9% (11.2% of Total Investments)
$ 4,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut	7/26 at 100.00	A2	$ 4,147,873
	College, Refunding Series 2016L-1, 4.000%, 7/01/46
1,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut	7/21 at 100.00	A2	1,211,031
	College, Series 2011H, 5.000%, 7/01/41
5,565	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield	7/26 at 100.00	A–	6,005,804
	University, Series 2016Q-1, 5.000%, 7/01/46
1,510	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee	No Opt. Call	A1	1,538,766
	School, Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free	7/23 at 100.00	A1	1,138,579
	Academy, Series 2013B, 4.000%, 7/01/34
7,030	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac	7/25 at 100.00	A–	7,625,370
	University, Refunding Series 2015L, 5.000%, 7/01/45
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac
	University, Series 2016M:
500	5.000%, 7/01/34	7/26 at 100.00	A–	553,285
1,500	5.000%, 7/01/36	7/26 at 100.00	A–	1,648,755
6,145	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/27 at 100.00	A	6,683,118
	University, Series 2017I-1, 5.000%, 7/01/42
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis
	Chaffee School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	A1	594,877
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	A1	238,667
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/28 at 100.00	BBB	2,412,653
	New Haven, Series 2018K-1, 5.000%, 7/01/38
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A,	11/19 at 100.00	AA–	528,905
	5.000%, 11/15/27
32,325	Total Education and Civic Organizations			34,327,683
	Health Care – 34.7% (21.7% of Total Investments)
5,500	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford	7/25 at 100.00	A	5,805,140
	HealthCare, Series 2015F, 5.000%, 7/01/45
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol
	Hospital, Series 2002B:
350	5.500%, 7/01/21 – RAAI Insured	2/19 at 100.00	AA	350,994
3,000	5.500%, 7/01/32 – RAAI Insured	2/19 at 100.00	AA	3,004,950
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford	7/21 at 100.00	A	7,346,112
	HealthCare, Series 2011A, 5.000%, 7/01/41
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford	7/24 at 100.00	A	526,185
	HealthCare, Series 2014E, 5.000%, 7/01/42
1,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex	7/25 at 100.00	A3	2,042,022
	Hospital, Series 2015O, 5.000%, 7/01/36
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford	7/20 at 100.00	BBB+	1,322,379
	Hospital, Series 2010-I, 5.000%, 7/01/30
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford
	Hospital, Series 2012J:
1,000	5.000%, 7/01/37	7/22 at 100.00	BBB+	1,058,950
7,155	5.000%, 7/01/42	7/22 at 100.00	BBB+	7,544,589

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford	7/26 at 100.00	BBB+	$ 3,809,080
	Hospital, Series 2016K, 4.000%, 7/01/46
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health
	Credit Group, Series 2016CT:
2,650	5.000%, 12/01/41	6/26 at 100.00	AA–	2,903,711
770	5.000%, 12/01/45	6/26 at 100.00	AA–	840,393
5,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western	7/21 at 100.00	A	6,254,876
	Connecticut Health, Series 2011M, 5.375%, 7/01/41
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western	7/21 at 100.00	A	4,217,360
	Connecticut Health, Series 2011N, 5.000%, 7/01/29
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven
	Health Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	AA–	2,868,912
2,740	5.000%, 7/01/33	7/24 at 100.00	AA–	3,003,232
900	5.000%, 7/01/34	7/24 at 100.00	AA–	983,421
4,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	AA+	4,643,149
	Series 2010A, 5.000%, 11/15/40
7,475	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	7,989,952
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
63,320	Total Health Care			66,515,407
	Long-Term Care – 1.6% (1.0% of Total Investments)
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc.,	8/24 at 100.00	BBB	1,127,137
	Series 2014A, 5.000%, 8/01/44
630	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare	9/26 at 100.00	N/R	634,775
	Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46, 144A
1,260	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds,	6/20 at 100.00	A1	1,310,249
	Refunding Series 2010-16, 5.000%, 6/15/30
2,990	Total Long-Term Care			3,072,161
	Tax Obligation/General – 42.0% (26.3% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
2,345	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	2,526,433
1,600	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,715,408
2,800	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 –	8/26 at 100.00	AA	2,999,808
	AGM Insured
	Bridgeport, Connecticut, General Obligation Bonds, Series 2017A:
1,470	5.000%, 11/01/36	11/27 at 100.00	A	1,581,132
750	5.000%, 11/01/37	11/27 at 100.00	A	804,150
	City of New Haven, Connecticut, General Obligation Bonds, Series 2017A:
1,000	5.000%, 8/01/35	8/27 at 100.00	BBB+	1,089,690
1,425	5.000%, 8/01/36	8/27 at 100.00	BBB+	1,547,707
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut	11/23 at 100.00	A1	5,984,327
	State University System, Series 2013N, 5.000%, 11/01/31
3,075	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut	11/26 at 100.00	A1	3,451,688
	State University System, Series 2016P-1, 5.000%, 11/01/29
2,290	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	A1	2,416,065
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	A1	1,048,880
2,600	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	A1	2,791,282
3,500	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	A1	3,761,345
4,580	Connecticut State, General Obligation Bonds, Series 2015A, 4.500%, 3/15/33	3/25 at 100.00	A1	4,789,764
2,630	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	A1	2,848,106

NTC	Nuveen Connecticut Quality Municipal Income Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Connecticut State, General Obligation Bonds, Series 2017A:
$ 4,000	5.000%, 4/15/34	4/27 at 100.00	A1	$ 4,364,320
3,730	5.000%, 4/15/35	4/27 at 100.00	A1	4,053,242
1,225	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/32 –	8/24 at 100.00	AA	1,352,902
	BAM Insured
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 –	8/19 at 100.00	AA	887,130
	AGC Insured
	Milford, Connecticut, General Obligation Bonds, Series 2018:
1,055	4.000%, 11/01/36 (WI/DD, Settling 12/03/18)	11/24 at 100.00	AA+	1,074,264
1,055	4.000%, 11/01/37 (WI/DD, Settling 12/03/18)	11/24 at 100.00	AA+	1,071,806
	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 8/15/32 – AGM Insured	8/26 at 100.00	AA	1,114,810
1,550	5.000%, 8/15/35 – AGM Insured	8/26 at 100.00	AA	1,704,814
985	New Haven, Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 8/01/33 –	8/24 at 100.00	AA	1,067,642
	AGM Insured
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
790	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	868,297
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,773,398
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	544,205
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,028,034
1,670	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+	1,779,168
	5.000%, 8/01/36
	State of Connecticut General Obligation Bonds, Series 2018A:
3,500	5.000%, 4/15/35 (UB) (4)	4/28 at 100.00	A+	3,824,975
5,000	5.000%, 4/15/38 (UB) (4)	4/28 at 100.00	A+	5,409,450
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/32	12/22 at 100.00	AA	650,688
	Suffield, Connecticut, General Obligation Bonds, Refunding Series 2005:
820	5.000%, 6/15/19	No Opt. Call	AA+	833,924
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,502,634
2,285	The Metropolitan District Hartford County, Connecticut General Obligation Bonds, Series	7/28 at 100.00	AA	2,562,719
	2018, 5.000%, 7/15/36
1,000	Town of Hamden, Connecticut, General Obligation Bonds, Refunding Series 2018A, 5.000%,	8/28 at 100.00	AA	1,123,130
	8/15/30 – BAM Insured
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	502,361
390	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	439,768
610	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	685,872
445	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	499,205
445	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	498,066
74,535	Total Tax Obligation/General			80,572,609
	Tax Obligation/Limited – 21.3% (13.4% of Total Investments)
3,855	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes	10/23 at 100.00	A+	4,145,204
	Series 2013A, 5.000%, 10/01/33
1,380	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes	8/25 at 100.00	A+	1,507,112
	Series 2015A, 5.000%, 8/01/33
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes
	Series 2016A:
5,300	5.000%, 9/01/33	9/26 at 100.00	A+	5,823,852
1,075	5.000%, 9/01/34	9/26 at 100.00	A+	1,175,040
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,
	Series 2014A:
5,000	5.000%, 9/01/33	9/24 at 100.00	A+	5,398,700
1,000	5.000%, 9/01/34	9/24 at 100.00	A+	1,075,960

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,	11/25 at 100.00	A	$ 1,575,480
	5.000%,11/15/39
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
840	5.250%, 1/01/36	1/22 at 100.00	A	879,850
3,200	5.125%, 1/01/42	1/22 at 100.00	A	3,294,176
2,315	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation	4/27 at 100.00	N/R	2,389,612
	Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A
1,500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	2/19 at 100.00	AA	1,544,370
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA–	2,677,116
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	AA–	2,701,600
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA–	822,753
	University of Connecticut, General Obligation Bonds, Series 2015A:
2,250	5.000%, 3/15/31	3/26 at 100.00	AA–	2,466,045
1,415	5.000%, 2/15/34	2/25 at 100.00	AA–	1,531,370
1,790	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	10/22 at 100.00	AA	1,910,664
	Series 2012A, 5.000%, 10/01/32 – AGM Insured
38,280	Total Tax Obligation/Limited			40,918,904
	U.S. Guaranteed – 17.3% (10.8% of Total Investments) (5)
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield	7/20 at 100.00	A–	2,618,850
	University, Series 2010-O, 5.000%, 7/01/40 (Pre-refunded 7/01/20)
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and	7/21 at 100.00	N/R	2,142,540
	Memorial Hospitals, Series 2011F, 5.000%, 7/01/36 (Pre-refunded 7/01/21)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex
	Hospital, Series 2011N:
1,105	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	1,186,626
400	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	429,548
500	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	536,935
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2011G:
250	5.125%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A	269,248
3,260	5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A	3,551,672
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan	7/20 at 100.00	AA	3,142,620
	University, Series 2010G, 5.000%, 7/01/35 (Pre-refunded 7/01/20)
1,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3	1,306,538
	Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)
1,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health	11/20 at 100.00	AA–	1,062,177
	East Series 2010, 4.750%, 11/15/29 (Pre-refunded 11/15/20)
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	2,164,944
	2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation	4/20 at 100.00	N/R	3,228,780
	Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (Pre-refunded 4/01/20)
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC	8/19 at 100.00	AA	888,627
	Insured (Pre-refunded 8/15/19)
2,220	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	N/R	2,385,723
	5.000%, 8/01/36 (Pre-refunded 8/02/21)
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,096,577
	5.125%, 6/01/24 – AMBAC Insured (ETM)

NTC	Nuveen Connecticut Quality Municipal Income Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 4,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	AA–	$ 5,246,256
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project,	4/21 at 100.00	N/R	1,914,923
	Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)
31,010	Total U.S. Guaranteed			33,172,584
	Utilities – 3.8% (2.4% of Total Investments)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds,
	Tender Option Bond Trust 2016-XG0059:
1,295	12.397%, 1/01/32, 144A (IF) (4)	1/23 at 100.00	Aa3	1,745,556
410	12.299%, 1/01/38, 144A (IF) (4)	1/23 at 100.00	Aa3	543,467
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System
	Revenue Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	704,636
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	537,125
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	3,021,053
500	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/19 at 100.00	A–	507,355
	Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	AA	269,670
6,440	Total Utilities			7,328,862
	Water and Sewer – 21.1% (13.2% of Total Investments)
	Connecticut, State Revolving Fund General Revenue Bonds, Green Bonds, Series 2017A:
1,500	5.000%, 5/01/36	5/27 at 100.00	AAA	1,708,245
1,500	5.000%, 5/01/37	5/27 at 100.00	AAA	1,703,490
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater
	System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	AA	556,080
1,000	5.000%, 8/15/31	8/24 at 100.00	AA	1,110,500
500	5.000%, 8/15/32	8/24 at 100.00	AA	557,755
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater	11/19 at 100.00	AA	55,135
	System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
	Refunding Series 2017:
1,335	5.000%, 7/01/36	7/27 at 100.00	A–	1,416,328
890	5.000%, 7/01/40	7/27 at 100.00	A–	934,536
3,045	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	A–	3,222,432
	2013, 5.500%, 7/01/43
235	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/26 at 100.00	A–	244,170
	2016, 5.000%, 1/01/46
10,015	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,	11/24 at 100.00	Aa2	10,776,838
	Refunding Green Bond Series 2014A, 5.000%, 11/01/42
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,
	Series 2013A:
4,100	5.000%, 4/01/36	4/22 at 100.00	Aa2	4,385,237
2,500	5.000%, 4/01/39	4/22 at 100.00	Aa2	2,669,000
795	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth	8/24 at 100.00	AA–	867,695
	Series 2014A, 5.000%, 8/01/44

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,
	Refunding Thirty-Second Series 2016B:
$ 1,470	4.000%, 8/01/36	8/26 at 100.00	AA–	$ 1,526,786
2,220	5.000%, 8/01/37	8/26 at 100.00	AA–	2,489,641
1,270	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/28 at 100.00	AA–	1,437,716
	Thirty-third Series 2018A, 5.000%, 8/01/42
4,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/22 at 100.00	AA–	4,334,960
	Twenty-Seventh Series 2012, 5.000%, 8/01/33
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	8/23 at 100.00	AA+	559,875
	2013A, 5.250%, 8/15/43
37,430	Total Water and Sewer			40,556,419
$ 286,330	Total Long-Term Investments (cost $303,370,290)			306,464,629
	Floating Rate Obligations – (3.3)%			(6,375,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (58.4)% (6)			(111,994,257)
	Other Assets Less Liabilities – 2.0%			3,787,231
	Net Assets Applicable to Common Shares – 100%			$ 191,882,603

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 36.5%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NMT	Nuveen Massachusetts Quality Municipal
Income Fund
Portfolio of Investments
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 154.9% (100.0% of Total Investments)
	Education and Civic Organizations – 44.0% (28.4% of Total Investments)
$ 3,515	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music,	10/26 at 100.00	A	$ 3,897,220
	Series 2016, 5.000%, 10/01/39
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S,	7/23 at 100.00	AA–	2,425,324
	5.000%, 7/01/38
730	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T,	7/27 at 100.00	AA–	820,637
	5.000%, 7/01/42
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender
	Option Bond Trust 2016-XG0070:
1,880	12.479%, 10/01/48, 144A (IF) (4)	10/23 at 100.00	Aa3	2,503,596
575	12.417%, 10/01/48, 144A (IF) (4)	10/23 at 100.00	Aa3	765,492
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A:
2,000	5.000%, 1/01/34	1/28 at 100.00	BBB+	2,185,920
2,240	5.000%, 1/01/37	1/28 at 100.00	BBB+	2,423,187
2,150	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series	7/21 at 100.00	AA	2,302,091
	2011B-1, 5.250%, 7/01/33 – AGM Insured
1,955	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016,	7/26 at 100.00	A–	2,165,045
	5.000%, 7/01/35
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue,
	Series 2015H:
450	3.500%, 7/01/35	7/25 at 100.00	AA	438,912
190	5.000%, 7/01/37	7/25 at 100.00	AA	210,129
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017,	7/26 at 100.00	BBB–	1,264,092
	5.000%, 7/01/47
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series	10/22 at 100.00	A1	599,082
	2012, 5.000%, 10/01/31
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University,
	Series 2014A:
875	5.000%, 3/01/39	3/24 at 100.00	A1	947,660
1,400	5.000%, 3/01/44	3/24 at 100.00	A1	1,511,356
500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J,	10/23 at 100.00	BBB+	534,390
	5.250%, 10/01/39
1,230	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/25 at 100.00	AA	1,390,663
	Institute, Series 2015, 5.000%, 7/01/33
	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute,
	Series 2017:
2,200	5.000%, 4/01/35	10/27 at 100.00	AA–	2,518,648
1,250	5.000%, 4/01/36	10/27 at 100.00	AA–	1,424,838
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q,	8/25 at 100.00	Aa2	978,618
	5.000%, 8/15/38
1,325	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H,	1/28 at 100.00	A3	1,472,910
	5.000%, 1/01/42
1,510	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic	6/28 at 100.00	AA–	1,700,683
	Institution, Series 2018, 5.000%, 6/01/43
1,365	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic	9/22 at 100.00	A1	1,459,390
	Institute, Series 2012, 5.000%, 9/01/50
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic	9/27 at 100.00	A1	2,767,000
	Institute, Series 2017B, 5.000%, 9/01/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 700	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic	9/27 at 100.00	A1	$ 771,246
	Institute, Series 2017, 5.000%, 9/01/47
500	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University,	7/27 at 100.00	Baa2	546,220
	Refunding Series 2017, 5.000%, 7/01/35
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	AA–	3,883,379
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
2,495	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	7/26 at 100.00	AA–	2,761,316
	Series 2016, 5.000%, 1/01/40
	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,
	Series 1999P:
1,090	6.000%, 5/15/29	No Opt. Call	Aa3	1,337,103
1,000	6.000%, 5/15/59	5/29 at 105.00	Aa3	1,215,090
420	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series	7/21 at 100.00	AA	437,161
	2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)
255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern	10/20 at 100.00	A1	265,583
	University, Series 2010A, 4.875%, 10/01/35
165	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk	7/19 at 100.00	Baa2	167,762
	University, Refunding Series 2009A, 5.750%, 7/01/39
2,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series	11/24 at 100.00	Aa2	2,199,120
	2014-1, 5.000%, 11/01/44
4,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series	11/25 at 100.00	Aa2	4,450,835
	2015-1, 5.000%, 11/01/40
50,290	Total Education and Civic Organizations			56,741,698
	Health Care – 31.1% (20.1% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Children’s Hospital Issue,	10/24 at 100.00	AA	1,088,760
	Series 2014P, 5.000%, 10/01/46
1,340	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series	7/26 at 100.00	A–	1,424,715
	2016I, 5.000%, 7/01/41
1,410	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A+	1,522,955
	Obligated Group, Series 2013, 5.250%, 11/15/41
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue,	7/24 at 100.00	A+	1,066,730
	Series 2014N, 5.000%, 7/01/44
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems,
	Series 2012G:
895	5.000%, 10/01/29	10/21 at 100.00	AA–	954,177
700	5.000%, 10/01/31	10/21 at 100.00	AA–	745,101
500	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/26 at 100.00	BBB	547,040
	Series 2016E, 5.000%, 7/01/32
1,675	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding	7/26 at 100.00	A–	1,852,165
	Series 2016-I, 5.000%, 7/01/30
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue,
	Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A–	989,541
1,000	5.000%, 7/01/32	7/25 at 100.00	A–	1,093,470
500	5.000%, 7/01/33	7/25 at 100.00	A–	544,945
1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series	7/28 at 100.00	A–	1,625,340
	2018J-2, 5.000%, 7/01/38
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System	7/22 at 100.00	BBB+	1,053,070
	Obligated Group, Series 2012, 5.000%, 7/01/31

NMT	Nuveen Massachusetts Quality Municipal Income Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,800	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute	12/26 at 100.00	A1	$ 3,051,048
	Issue, Series 2016N, 5.000%, 12/01/46
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated	8/25 at 100.00	A	3,722,180
	Group Issue, Series 2015F, 5.000%, 8/15/45
1,080	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center	7/23 at 100.00	BBB–	1,150,416
	Issue, Series 2014F, 5.750%, 7/15/43
3,450	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System	7/26 at 100.00	AA–	3,746,630
	Issue, Series 2016Q, 5.000%, 7/01/47
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System
	Issue, Series 2017S-1:
820	5.000%, 7/01/37	1/28 at 100.00	AA–	912,480
2,100	4.000%, 7/01/41	1/28 at 100.00	AA–	2,105,817
5	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System,	7/21 at 100.00	AA–	5,308
	Series 2012L, 5.000%, 7/01/36
820	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System	7/23 at 100.00	BBB+	873,849
	Obligated Group Issue, Series 2013F, 5.000%, 7/01/37
	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital,
	Series 2013G:
1,000	5.000%, 7/01/37	7/23 at 100.00	BBB+	1,051,390
2,200	5.000%, 7/01/44	7/23 at 100.00	BBB+	2,294,336
610	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care	1/27 at 100.00	BBB+	659,886
	Obligated Group Issue, Series 2017K, 5.000%, 7/01/38
	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care
	Obligated Group Issue, Series 2017L:
400	3.625%, 7/01/37	7/27 at 100.00	BBB+	379,152
1,095	5.000%, 7/01/44	7/27 at 100.00	BBB+	1,172,548
445	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care,	7/26 at 100.00	BBB+	483,577
	Series 2016I, 5.000%, 7/01/36
25	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series	7/21 at 100.00	BBB+	26,647
	2011H, 5.500%, 7/01/31
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dana-Farber	12/18 at 100.00	A1	2,506,525
	Cancer Institute, Series 2008K, 5.000%, 12/01/37
1,495	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford	2/19 at 100.00	BBB–	1,507,528
	Regional Medical Center, Series 2007E, 5.000%, 7/15/32
37,765	Total Health Care			40,157,326
	Housing/Multifamily – 1.4% (0.9% of Total Investments)
495	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008,	2/19 at 100.00	AA	496,208
	5.000%, 4/01/20 – AGM Insured
1,295	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	1/19 at 100.00	AA	1,306,681
1,790	Total Housing/Multifamily			1,802,889
	Long-Term Care – 4.2% (2.7% of Total Investments)
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the
	Charles, Inc. Issue, Series 2017:
1,040	4.125%, 10/01/42, 144A	10/22 at 105.00	N/R	904,894
250	5.000%, 10/01/47, 144A	10/22 at 105.00	N/R	253,368
460	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community	7/25 at 100.00	A	501,892
	Lennox, Series 2015, 5.000%, 7/01/31
285	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village,	12/19 at 100.00	A–	292,849
	Series 2010, 5.625%, 12/01/30

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,000	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series	1/23 at 100.00	BBB	$ 1,078,900
	2013A, 5.250%, 1/01/26
2,410	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	4/19 at 100.00	N/R	2,414,073
	5.250%, 10/01/26
5,445	Total Long-Term Care			5,445,976
	Tax Obligation/General – 14.6% (9.4% of Total Investments)
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011,	2/20 at 100.00	AA	1,291,388
	5.000%, 2/15/32
930	Massachusetts Bay Transportation Authority, General Obligation Transportation System	No Opt. Call	Aa1	983,931
	Bonds, Series 1991A, 7.000%, 3/01/21
1,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%,	No Opt. Call	Aa1	1,625,550
	8/01/21 – AGM Insured
2,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C,	7/25 at 100.00	Aa1	2,189,540
	5.000%, 7/01/45
3,895	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F,	11/27 at 100.00	Aa1	4,364,035
	5.000%, 11/01/46
1,775	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series	5/22 at 100.00	Aa2	1,924,331
	2012, 5.000%, 5/15/35 – AMBAC Insured
1,760	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 –	No Opt. Call	AAA	1,835,698
	FGIC Insured
	Quincy, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan
	Series 2011:
1,280	5.125%, 12/01/33	12/20 at 100.00	Aa2	1,352,051
2,000	5.250%, 12/01/38	12/20 at 100.00	Aa2	2,120,240
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 –	2/19 at 100.00	AA	1,223,026
	FGIC Insured
17,610	Total Tax Obligation/General			18,909,790
	Tax Obligation/Limited – 18.2% (11.8% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	A	2,094,880
1,310	5.125%, 1/01/42	1/22 at 100.00	A	1,348,553
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
400	5.000%, 1/01/37	1/22 at 100.00	A	411,460
1,115	5.000%, 1/01/42	1/22 at 100.00	A	1,142,853
855	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014,	11/24 at 100.00	AA	959,225
	5.000%, 5/01/33 – BAM Insured
500	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2017,	5/27 at 100.00	AA	566,665
	5.000%, 5/01/35 – BAM Insured
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A,	7/22 at 100.00	AAA	1,079,280
	5.000%, 7/01/41
770	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior	No Opt. Call	AA	832,693
	Lien Series 2004C, 5.250%, 7/01/21
1,610	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B,	5/24 at 100.00	Aa2	1,759,521
	5.000%, 5/01/44
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	Aa2	1,134,480
	5.375%, 5/01/23 – SYNCORA GTY Insured
855	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B,	5/22 at 100.00	Aa2	916,586
	5.000%, 5/01/37

NMT	Nuveen Massachusetts Quality Municipal Income Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	8/25 at 100.00	AAA	$ 1,510,056
	Refunding Series 2015C, 5.000%, 8/15/37
1,875	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	AAA	2,051,250
	Series 2013A, 5.000%, 5/15/38
1,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series	10/21 at 100.00	AAA	1,064,080
	2011B, 5.000%, 10/15/41
2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated	2/28 at 100.00	AA+	2,278,160
	Series 2018A, 5.250%, 2/15/48
1,070	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005,	No Opt. Call	A1	1,104,304
	5.000%, 1/01/20 – FGIC Insured
1,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series	6/25 at 100.00	AA+	1,658,985
	2015A, 5.000%, 6/01/45
520	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	10/22 at 100.00	AA	555,053
	Series 2012A, 5.000%, 10/01/32 – AGM Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series	10/22 at 100.00	AA	1,067,410
	2012A, 5.000%, 10/01/32 – AGM Insured
21,730	Total Tax Obligation/Limited			23,535,494
	Transportation – 11.2% (7.2% of Total Investments)
400	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	411,956
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
2,500	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	AA	2,729,200
	(Alternative Minimum Tax)
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	1,046,270
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	AA	1,089,980
	Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 7/01/39	7/24 at 100.00	AA	1,097,640
2,500	5.000%, 7/01/44	7/24 at 100.00	AA	2,730,725
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715	5.000%, 7/01/40	7/25 at 100.00	AA	791,641
1,000	5.000%, 7/01/45	7/25 at 100.00	AA	1,102,830
1,400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation,	2/19 at 100.00	A1	1,403,416
	Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
1,225	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,	1/19 at 100.00	N/R	1,247,895
	Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
730	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking	7/21 at 100.00	A+	768,683
	Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41
13,470	Total Transportation			14,420,236
	U.S. Guaranteed – 20.9% (13.5% of Total Investments) (5)
500	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding	11/19 at 100.00	AA+	513,975
	Senior Lien Series 2010A, 5.000%, 11/01/30 (Pre-refunded 11/01/19)
2,580	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	2,720,816
	(Pre-refunded 10/01/20)
2,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General	2/21 at 100.00	Aa3	2,130,080
	Obligation Bonds, Series 2011, 5.000%, 2/15/41 (Pre-refunded 2/15/21)
750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series	10/19 at 100.00	Aa3	769,425
	2009V-1, 5.000%, 10/01/29 (Pre-refunded 10/01/19)
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A:
1,275	5.000%, 1/01/40 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R	1,317,534
125	5.000%, 1/01/40 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+	129,170

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 467	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue,	11/23 at 100.00	N/R	$ 537,354
	Series 2013A, 6.250%, 11/15/28, 144A (Pre-refunded 11/15/23)
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System,	7/20 at 100.00	AA–	2,313,828
	Series 2011K-6, 5.375%, 7/01/41 (Pre-refunded 7/01/20)
995	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System,	7/21 at 100.00	N/R	1,065,914
	Series 2012L, 5.000%, 7/01/36 (Pre-refunded 7/01/21)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/21 at 100.00	AA	1,073,870
	Institute, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)
3,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series	4/21 at 100.00	AA–	3,218,910
	2011A, 5.250%, 4/01/37 (Pre-refunded 4/01/21)
475	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series	7/21 at 100.00	N/R	514,772
	2011H, 5.500%, 7/01/31 (Pre-refunded 7/01/21)
160	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate	7/19 at 100.00	N/R	163,624
	Medical Center, Series 2009I, 5.750%, 7/01/36 (Pre-refunded 7/01/19)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod	11/19 at 100.00	AA	515,155
	Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured
	(Pre-refunded 11/15/19)
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup	7/21 at 100.00	N/R	432,878
	Inc., Series 1998A, 5.000%, 7/01/25 – NPFG Insured (Pre-refunded 7/01/21)
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s	12/19 at 100.00	Aa2	2,069,600
	Hospital, Series 2009M, 5.500%, 12/01/39 (Pre-refunded 12/01/19)
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield	10/19 at 100.00	N/R	1,546,410
	College, Series 2010, 5.500%, 10/15/31 (Pre-refunded 10/15/19)
335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk	7/19 at 100.00	N/R	342,588
	University, Refunding Series 2009A, 5.750%, 7/01/39 (Pre-refunded 7/01/19)
2,030	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton	1/20 at 100.00	A3	2,097,721
	College Issues, Series 2010F, 5.000%, 1/01/41 (Pre-refunded 1/01/20)
1,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series	6/21 at 100.00	AA+	1,609,230
	2013A, 5.000%, 6/01/38 (Pre-refunded 6/01/21)
1,065	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	Baa2	1,086,683
	5.500%, 7/01/19 – NPFG Insured (ETM)
720	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA	762,034
	Series 2010B, 5.000%, 11/15/30 – AGC Insured (Pre-refunded 11/15/20)
25,587	Total U.S. Guaranteed			26,931,571
	Utilities – 1.1% (0.7% of Total Investments)
1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts	7/23 at 100.00	A1	1,396,282
	Municipal Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32
	Water and Sewer – 8.2% (5.3% of Total Investments)
565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	600,974
	Refunding Series 2014A, 5.000%, 7/01/29
1,250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/27 at 100.00	A–	1,321,713
	Refunding Series 2017, 5.000%, 7/01/37
420	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/26 at 100.00	A–	436,388
	2016, 5.000%, 1/01/46
415	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A,	2/19 at 100.00	A1	416,017
	5.000%, 12/01/32 – NPFG Insured
2,300	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015,	2/24 at 100.00	AAA	2,540,212
	5.000%, 2/01/45

NMT	Nuveen Massachusetts Quality Municipal Income Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	2/19 at 100.00	AAA	$ 60,152
	5.000%, 8/01/22
140	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series	2/19 at 100.00	AAA	140,391
	2002A, 5.250%, 8/01/20
	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B:
455	5.000%, 8/01/40	8/26 at 100.00	AA+	508,581
1,000	4.000%, 8/01/40	8/26 at 100.00	AA+	1,021,150
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%,	No Opt. Call	AA+	1,022,390
	8/01/19 – AGM Insured
1,230	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2017B,	8/27 at 100.00	AA+	1,389,273
	5.000%, 8/01/42
1,000	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series	4/27 at 100.00	AA	1,137,420
	2017C, 5.000%, 4/15/37
9,835	Total Water and Sewer			10,594,661
$ 184,787	Total Long-Term Investments (cost $194,681,302)			199,935,923
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (57.1)% (6)			(73,724,369)
	Other Assets Less Liabilities – 2.2%			2,889,874
	Net Assets Applicable to Common Shares – 100%			$ 129,101,428

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 36.9%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2018 (Unaudited)

	NTC	NMT
Assets
Long-term investments, at value (cost $303,370,290 and $194,681,302, respectively)	$306,464,629	$199,935,923
Cash	2,148,469	422,849
Receivable for:
Interest	4,347,825	3,013,201
Investments sold	1,402,341	—
Other assets	20,827	4,060
Total assets	314,384,091	203,376,033
Liabilities
Floating rate obligations	6,375,000	—
Payable for:
Dividends	557,920	370,986
Interest	237,317	—
Investments purchased	3,101,783	—
Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs
(liquidation preference $112,000,000 and $—, respectively)	111,994,257	—
Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs
(liquidation preference $— and $74,000,000, respectively)	—	73,724,369
Accrued expenses:
Management fees	154,648	104,028
Trustees fees	19,282	850
Other	61,281	74,372
Total liabilities	122,501,488	74,274,605
Net assets applicable to common shares	$191,882,603	$129,101,428
Common shares outstanding	14,371,977	9,322,999
Net asset value (“NAV”) per common share outstanding	$13.35	$13.85
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$143,720	$93,230
Paid-in surplus	198,644,379	129,306,586
Total distributable earnings	(6,905,496)	(298,388)
Net assets applicable to common shares	$191,882,603	$129,101,428
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2018 (Unaudited)

	NTC	NMT
Investment Income	$6,015,294	$4,061,271
Expenses
Management fees	953,919	642,572
Interest expense and amortization of offering costs	1,387,304	807,159
Custodian fees	20,028	16,648
Trustees fees	4,559	3,046
Professional fees	15,336	113,231
Shareholder reporting expenses	14,439	8,747
Shareholder servicing agent fees	9,179	478
Stock exchange listing fees	3,395	3,396
Investor relations expenses	9,789	6,734
Other	20,538	20,369
Total expenses	2,438,486	1,622,380
Net investment income (loss)	3,576,808	2,438,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(387,528)	(836,695)
Change in net unrealized appreciation (depreciation) of investments	(4,126,800)	(3,269,360)
Net realized and unrealized gain (loss)	(4,514,328)	(4,106,055)
Net increase (decrease) in net assets applicable to common shares from operations	$(937,520)	$(1,667,164)

See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)

	NTC		NMT
	Six Months	Year(1)	Six Months	Year(1)
	Ended	Ended	Ended	Ended
	11/30/18	5/31/18	11/30/18	5/31/18
Operations
Net investment income (loss)	$3,576,808	$7,452,636	$2,438,891	$5,482,300
Net realized gain (loss) from investments	(387,528)	(450,839)	(836,695)	137,549
Change in net unrealized appreciation
(depreciation) of investments	(4,126,800)	(6,611,292)	(3,269,360)	(3,940,236)
Net increase (decrease) in net assets
applicable to common shares
from operations	(937,520)	390,505	(1,667,164)	1,679,613
Distributions to Common Shareholders(2)
Dividends(3)	(3,546,672)	(7,654,756)	(2,396,480)	(5,861,517)
Decrease in net assets applicable to
common shares from distributions
to common shareholders	(3,546,672)	(7,654,756)	(2,396,480)	(5,861,517)
Capital Share Transactions
Common shares:
Net proceeds from shares issued
to shareholders due to
reinvestment of distributions	—	—	—	10,822
Cost of shares repurchased and retired	(630,569)	(1,242,632)	(302,872)	—
Net increase (decrease) in net assets
applicable to common shares
from capital share transactions	(630,569)	(1,242,632)	(302,872)	10,822
Net increase (decrease) in net assets
applicable to common shares	(5,114,761)	(8,506,883)	(4,366,516)	(4,171,082)
Net assets applicable to common
shares at the beginning of period	196,997,364	205,504,247	133,467,944	137,639,026
Net assets applicable to common
shares at the end of period	$191,882,603	$196,997,364	$129,101,428	$133,467,944

(1)	Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 9 – New Accounting Pronouncements for further details.
(2)
The composition and per share amounts of the Funds’ distributions are presented in the Financial Highlights. The distribution information for the Funds as of its most recent tax year end is presented within the Notes to Financial Statements, Note 6 – Income Tax Information.

(3)	For the fiscal year ended May 31, 2018 the Funds' distributions to shareholders were paid from net investment income.

See accompanying notes to financial statements.

Statement of Cash Flows
Six Months Ended November 30, 2018 (Unaudited)

	NTC	NMT
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(937,520)	$(1,667,164)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(17,534,670)	(21,904,904)
Proceeds from sales and maturities of investments	16,892,348	21,623,148
Taxes paid	(412)	—
Amortization (Accretion) of premiums and discounts, net	1,281,813	725,610
Amortization of deferred offering costs	3,825	4,888
(Increase) Decrease in:
Receivable for interest	92,553	(42,100)
Receivable for investments sold	(1,267,341)	—
Other assets	(767)	5,331
Increase (Decrease) in:
Payable for interest	12,427	—
Payable for investments purchased	3,101,783	—
Accrued management fees	(7,545)	(5,595)
Accrued Trustees fees	866	(1,467)
Accrued other expenses	(22,601)	(31,059)
Net realized (gain) loss from investments	387,528	836,695
Change in net unrealized (appreciation) depreciation of investments	4,126,800	3,269,360
Net cash provided by (used in) operating activities	6,129,087	2,812,743
Cash Flows from Financing Activities:
Cash distributions paid to common shareholders	(3,563,702)	(2,477,955)
Cost of common shares repurchased and retired	(630,569)	(302,872)
Net cash provided by (used in) financing activities	(4,194,271)	(2,780,827)
Net Increase (Decrease) in Cash	1,934,816	31,916
Cash at the beginning of period	213,653	390,933
Cash at the end of period	$2,148,469	$422,849

Supplemental Disclosure of Cash Flow Information	NTC	NMT
Cash paid for interest (excluding amortization of offering costs)	$1,374,877	$807,159

See accompanying notes to financial statements.

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Financial Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders				Common Share
						From
						Accum-			Discount
	Beginning	Net	Net		From	ulated			Per
	Common	Investment	Realized/		Net	Net			Share			Ending
	Share	Income	Unrealized		Investment	Realized			Repurchased		Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains		Total	and Retired		NAV	Price
NTC
Year Ended 5/31:
2019(e)	$13.65	$0.25	$(0.31)	$(0.06)	$(0.25)	$—		$(0.25)	$0.01		$13.35	$11.23
2018	14.14	0.51	(0.49)	0.02	(0.53)	—		(0.53)	0.02		13.65	11.75
2017	14.92	0.57	(0.73)	(0.16)	(0.62)	—		(0.62)	—		14.14	12.47
2016	14.35	0.67	0.59	1.26	(0.69)	—		(0.69)	—		14.92	13.54
2015	14.33	0.70	(0.01)	0.69	(0.68)	—		(0.68)	0.01		14.35	12.62
2014	15.00	0.60	(0.59)	0.01	(0.68)	—	*	(0.68)	—	*	14.33	12.68

NMT
Year Ended 5/31:
2019(e)	14.28	0.26	(0.44)	(0.18)	(0.26)	—		(0.26)	0.01		13.85	12.15
2018	14.72	0.59	(0.40)	0.19	(0.63)	—		(0.63)	—		14.28	12.64
2017	15.34	0.64	(0.58)	0.06	(0.68)	—		(0.68)	—		14.72	13.90
2016	14.67	0.69	0.69	1.38	(0.71)	—		(0.71)	—		15.34	14.99
2015	14.65	0.65	0.05	0.70	(0.68)	—		(0.68)	—		14.67	13.14
2014	15.12	0.58	(0.37)	0.21	(0.67)	(0.01)		(0.68)	—		14.65	13.33

(a)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/
		Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(b)

	Based	Ending			Net
Based	on	Net			Investment		Portfolio
on	Share	Assets			Income		Turnover
NAV(a)	Price(a)	(000)	Expenses(c)		(Loss)		Rate(d)

(0.40)%	(2.36)%	$191,883	2.50	%**	3.67	%**	5%
0.28	(1.55)	196,997	2.15		3.70		17
(1.07)	(3.46)	205,504	2.08		3.98		20
8.97	13.19	216,788	1.66		4.61		11
4.96	5.03	208,580	1.68		4.85		15
0.41	(1.72)	209,562	2.88		4.33		17

(1.22)	(1.83)	129,101	2.47	**	3.72	**	11
1.29	(4.84)	133,468	2.13		4.04		17
0.43	(2.78)	137,639	1.91		4.29		12
9.64	20.01	143,395	1.62		4.65		13
4.84	3.75	137,130	1.96		4.57		14
1.61	2.96	69,987	3.09		4.17		18

(b)	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.
(c)
The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

NTC		NMT
Year Ended 5/31:		Year Ended 5/31:
2019(e)	1.42%**	2019(e)	1.23%**
2018	1.10	2018	1.00
2017	1.01	2017	0.83
2016	0.60	2016	0.58
2015	0.58	2015	0.86
2014	1.71	2014	1.71

(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(e)	For the six months ended November 30, 2018.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

	MTP Shares		VMTP Shares		VRDP Shares
	at the End of Period (a)		at the End of Period		at the End of Period

	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage	Amount	Coverage
	Outstanding	Per $10	Outstanding	Per $100,000	Outstanding	Per $100,000
	(000)	Share	(000)	Share	(000)	Share
NTC
Year Ended 5/31:
2019(c)	$—	$—	$112,000	$271,324	$—	$—
2018	—	—	112,000	275,891	—	—
2017	—	—	112,000	283,486	—	—
2016	—	—	106,000	304,517	—	—
2015	—	—	106,000	296,773	—	—
2014	—	—	106,000	297,700	—	—

NMT
Year Ended 5/31:
2019(c)	—	—	—	—	74,000	274,461
2018	—	—	—	—	74,000	280,362
2017	—	—	—	—	74,000	285,999
2016	—	—	74,000	293,776	—	—
2015	—	—	74,000	285,311	—	—
2014	36,645	29.10	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2015		2014
NTC
Series 2015 (NTC PRC)
Ending Market Value per Share	$—		$—
Average Market Value per Share	—		10.03	Ω
Series 2016 (NTC PRD)
Ending Market Value per Share	—		—
Average Market Value per Share	—		10.03	Ω
Series 2015 (NTC PRE) (b)
Ending Market Value per Share	—		—
Average Market Value per Share	—		10.03	Ω
Series 2015-1 (NTC PRF) (b)
Ending Market Value per Share	—		—
Average Market Value per Share	—		10.03	Ω
Series 2015-1 (NTC PRG) (b)
Ending Market Value per Share	—		—
Average Market Value per Share	—		10.03	Ω

NMT
Series 2015 (NMT PRC)
Ending Market Value per Share	—		10.06
Average Market Value per Share	10.02	ΩΩ	10.04
Series 2016 (NMT PRD)
Ending Market Value per Share	—		10.06
Average Market Value per Share	10.03	ΩΩ	10.06
Series 2015 (NMT PRE) (b)
Ending Market Value per Share	—		10.06
Average Market Value per Share	10.00	Δ	10.04
Series 2015-1 (NMT PRF) (b)
Ending Market Value per Share	—		10.02
Average Market Value per Share	10.00	Δ	10.04

(b)	MTP Shares issued in connection with the reorganizations.
(c)	For the six months ended November 30, 2018.
Ω	For the period June 1, 2013 through March 3, 2014.
ΩΩ	For the period June 1, 2014 through July 11, 2014.
Δ	For the period June 9, 2014 (effective date of the reorganizations) through July 11, 2014.

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)
1. General Information and Significant Accounting Policies
General Information
Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
• Nuveen Connecticut Quality Municipal Income Fund (NTC)
• Nuveen Massachusetts Quality Municipal Income Fund (NMT)
The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end management investment companies. NTC and NMT were organized as Massachusetts business trusts on January 12, 1993.
The end of the reporting period for the Funds is November 30, 2018, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2018 (the “current fiscal period”).
Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives and Principal Investment Strategies
Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories. Under normal market conditions, each Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in municipal bonds that pay interest that is exempt from regular federal personal income tax and a single state’s personal income tax. The Fund may invest up to 20% in municipal securities that are exempt from regular federal income tax, but not from that single state’s income tax if, in the Sub-Adviser’s judgement, such purchases are expected to enhance the Fund’s after-tax total return potential. To the extent that the Fund invests in bonds of municipal issuers located in other states, the Fund may have income that is not exempt from state personal income tax.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the following Fund’s outstanding when-issued/delayed delivery purchase commitments were as follows:

NTC
Outstanding when-issued/delayed delivery purchase commitments	$2,149,269

Notes to Financial Statements (Unaudited) (continued)
Investment Income
Investment income is comprised of interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, and is recorded on an accrual basis. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
Dividends and Distributions to Common Shareholders
Dividends from net investment income, if any, are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation
The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the current fiscal period. Actual results may differ from those estimates.
2. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (“NAV”) (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NTC	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$306,464,629	$—	$306,464,629
NMT
Long-Term Investments*:
Municipal Bonds	$—	$199,935,923	$—	$199,935,923

*	Refer to the Fund’s Portfolio of Investments for industry classifications.

3. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse

Notes to Financial Statements (Unaudited) (continued)
Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances) and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NTC	NMT
Floating rate obligations: self-deposited Inverse Floaters	$6,375,000	$—
Floating rate obligations: externally-deposited Inverse Floaters	5,085,000	7,325,000
Total	$11,460,000	$7,325,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NTC	NMT
Average floating rate obligations outstanding	$6,375,000	$—
Average annual interest rate and fees	1.99%	—%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts	NTC	NMT
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$6,375,000	$—
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	5,085,000	7,325,000
Total	$11,460,000	$7,325,000

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Notes to Financial Statements (Unaudited) (continued)
4. Fund Shares
Common Share Transactions
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	NTC		NMT
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/18	5/31/18	11/30/18	5/31/18
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	739
Repurchased and retired	(56,199)	(105,800)	(25,900)	—
Weighted average common share:
Price per share repurchased and retired	$11.20	$11.73	$11.67	—
Discount per share repurchased and retired	15.69%	14.96%	15.19%	—

Preferred Shares
Variable Rate MuniFund Term Preferred Shares
The following Fund has issued and has outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation preference per share. VMTP Shares are issued via private placement and are not publicly available.
Details of the Funds’ VMTP Shares outstanding, as of the end of the reporting period, were as follows:

				Liquidation
				Preference
		Shares	Liquidation	Net of Deferred
Fund	Series	Outstanding	Preference	Offering Costs
NTC	2019	1,120	$112,000,000	$111,994,257

The Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately one year following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. The Fund may be obligated to redeem a certain amount of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s series of VMTP Shares are as follows:

		Term	Premium
Fund	Series	Redemption Date	Expiration Date
NTC	2019	September 1, 2019	August 31, 2017

The average liquidation preference of VMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

NTC
Average liquidation preference of VMTP Shares outstanding	$112,000,000
Annualized dividend rate	2.35%

VMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. VMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of VMTP Shares is a liability and is recognized as a component of “Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.
Dividends on the VMTP shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection with the Fund’s offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Variable Rate MuniFund Term Preferred (“VMTP”) shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
Variable Rate Demand Preferred Shares
The following Fund has issued and has outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, details of the Fund’s VRDP Shares outstanding were as follows:

				Liquidation
				Preference
		Shares	Liquidation	Net of Deferred	Special Rate
Fund	Series	Outstanding	Preference	Offering Costs	Period Expiration	Maturity
NMT	1	740	$74,000,000	$73,724,369	March 1, 2047	March 1, 2047

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom the Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. The Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. The Fund pays an annual remarketing fee of 0.10% on the aggregate principal amount of all VRDP Shares outstanding.
NMT’s Series 1 VRDP Shares are considered to be Special Rate Period VRDP, which are sold to institutional investors. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares will transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by a designated liquidity provider, unless the Board approves a subsequent special rate period.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

NMT
Average liquidation preference of VRDP Shares outstanding	$74,000,000
Annualized dividend rate	2.16%

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Fund in connection with its offerings of VRDP Shares was recorded as a deferred charge, which is amortized over the life of the shares and is recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, the Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations, when applicable.

Notes to Financial Statements (Unaudited) (continued)
5. Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

	NTC	NMT
Purchases	$17,534,670	$21,904,904
Sales and maturities	16,892,348	21,623,148

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.

	NTC	NMT
Tax cost of investments	$297,013,179	$194,605,386
Gross unrealized:
Appreciation	$6,416,272	$6,222,579
Depreciation	(3,339,831)	(892,042)
Net unrealized appreciation (depreciation) of investments	$3,076,441	$5,330,537

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs and expiration of capital loss carryforwards, resulted in reclassifications among the Funds’ components of common share net assets as of May 31, 2018, the Funds’ last tax year end, as follows:

	NTC	NMT
Paid-in surplus	$87,235	$(72,524)
Undistributed (Over-distribution of) net investment income	(89,644)	9,567
Accumulated net realized gain (loss)	2,409	62,957

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2018, the Funds’ last tax year end, were as follows:

	NTC	NMT
Undistributed net tax-exempt income[1]	$380,203	$86,816
Undistributed net ordinary income[2]	12,183	—
Undistributed net long-term capital gains	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2018, paid on June 1, 2018.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2018 was designated for purposes of the dividends paid deduction as follows:

	NTC	NMT
Distributions from net tax-exempt income	$9,950,822	$7,254,568
Distributions from net ordinary income[2]	18,890	—
Distributions from net long-term capital gains	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of May 31, 2018 the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	NTC	NMT
Not subject to expiration:
Short-term	$2,681,405	$1,242,557
Long-term	6,537,115	3,206,824
Total	$9,218,520	$4,449,381

During the Funds’ last tax year ended May 31, 2018, NMT utilized $137,565 of its capital loss carryforward.
As of May 31, 2018, the Funds’ last tax year end, $62,941 of NMT’s capital loss carryforward expired.
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

NTC
NMT
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3750
For managed assets over $5 billion	0.3625

Notes to Financial Statements (Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*
For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2018, the complex-level fee for each Fund was 0.1595%.

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, the Funds engaged in inter-fund trades pursuant to these procedures as follows:

Inter-Fund Trades	NTC	NMT
Purchases	$2,316,493	$13,361,203
Sales	1,068,020	12,129,415

8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in July 2019 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of

Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.
Borrowings outstanding as of the end of the reporting period are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.
Inter-Fund Borrowing and Lending
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
9. New Accounting Pronouncements
Disclosure Update and Simplification
During August 2018, the SEC issued Final Rule Release No. 33-10532, Disclosure Update and Simplification (“Final Rule Release No. 33-10532”). Final Rule Release No. 33-10532 amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets.
The requirements of Final Rule Release No. 33-10532 are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to Final Rule Release No. 33-10532.

Notes to Financial Statements (Unaudited) (continued)
For the prior fiscal period, the total amount of distributions paid to shareholders from net investment income and from accumulated net realized gains, if any, are recognized as “Dividends” on the Statement of Changes in Net Assets.
As of May 31, 2018, the Funds’ Statement of Changes in Net Assets reflected the following UNII balances.

	NTC	NMT
UNII at the end of period	$(380,422)	$(309,344)

FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.
10. Subsequent Events
Adjustable Rate MuniFund Term Preferred Shares
During December 2018, NTC issued 1,120 Series 2028 Adjustable Rate Term Preferred (“AMTP”) Shares in exchange for 1,120 Series 2019 VMTP Shares.

Additional Fund Information

Board of Trustees
Margo Cook*	Jack B. Evans	William C. Hunter	Albin F. Moschner	John K. Nelson	William J. Schneider**
Judith M. Stockdale	Carole E. Stone	Terence J. Toth	Margaret L Wolff	Robert L. Young

*	Interested Board Member.
**	Retired from the Funds’ Board of Trustees effective December 31, 2018.

Fund Manager	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street	Company, N.A.
	Boston, MA 02111		Chicago, IL 60601	250 Royall Street
Canton, MA 02021
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NTC	NMT
Common shares repurchased	56,199	25,900

FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

•
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

•
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

•
Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

•
Escrowed to Maturity Bond: When proceeds of a refunding issue are deposited in an escrow account for investment in an amount sufficient to pay the principal and interest on the issue being refunded. In some cases, though, an issuer may expressly reserve its right to exercise an early call of bonds that have been escrowed to maturity.

•
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

•	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
•
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

•
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

•
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

•
S&P Municipal Bond Connecticut Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Connecticut municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

•
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax- exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

•
S&P Municipal Bond Massachusetts Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Massachusetts municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

•
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

•
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Reinvest Automatically, Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan
Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com
ESA-B-1118D 702449-INV-B-01/19

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Massachusetts Quality Municipal Income Fund

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer
(principal executive officer)

Date: February 7, 2019

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: February 7, 2019